INVESTMENTS ACCOUNTED FOR BY THE EQUITY METHOD (Narrative) (Details) $ / shares in Units, $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 USD ($) mi	Dec. 31, 2018 CAD ($) item mi $ / shares	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($) shares	Apr. 30, 2018
Schedule of Equity Method Investments [Line Items]
Investment in affiliate		$ 235.4	$ 16.8
Equity income (loss)		47.9	31.4
Equity Method Investments		2,392.4	567.0
Provision on equity method investments		$ 14.5	0.0
Petrogas [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		33.333%
Equity income (loss)		$ 12.8	12.8
Petrogas [Member] | Redeemable Convertible Preferred Stock [Member]
Schedule of Equity Method Investments [Line Items]
Number of shares owned | shares				6,000,000
Dividend rate	8.50%	8.50%
EQM [Member] | WGL Holdings [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest					5.00%
ACI [Member]
Schedule of Equity Method Investments [Line Items]
Share Price | $ / shares		$ 14.50
Interest in hydro facility percent		10.00%
Canada [Member] | Petrogas [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliate				$ 150.0
Equity income (loss)		$ 12.8	12.8
Equity Method Investments		150.0	150.0
Canada [Member] | Tidewater [Member]
Schedule of Equity Method Investments [Line Items]
Equity income (loss)			1.7
Equity Method Investments
Canada [Member] | AIJVLP [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		50.00%
Equity income (loss)		$ 2.1	6.6
Equity Method Investments		$ 342.9	$ 323.3
Canada [Member] | Inuvik Gas Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		33.333%
Equity income (loss)		$ (0.2)
Equity Method Investments
Canada [Member] | ACI [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		36.75%
Equity income (loss)		$ 5.4
Equity Method Investments		$ 112.5
United States [Member] | Mountain Valley Pipeline LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		10.00%
Investment in affiliate	$ 350
Equity income (loss)		$ 11.5
Natural Gas Transported, Per Day | item		2.0
Expected Pipeline Length | mi	300	300
Equity Method Investments		$ 532.5
United States [Member] | Stonewall Gas Gathering Systems LLC [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		30.00%
Equity income (loss)		$ 11.8
Natural Gas Transported, Per Day | item		1.4
Equity Method Investments		$ 411.8
United States [Member] | Constitution [Member]
Schedule of Equity Method Investments [Line Items]
Equity method investment, ownership interest		10.00%
Equity income (loss)		$ (0.2)
Equity Method Investments